Leases (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Jun. 21, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Lease rent per month			$ 11,108
Right-of-use asset, operating lease	$ 258,487	$ 340,987		$ 106,155	$ 222,445
Lease liability, operating	262,117	342,575		$ 106,151	$ 222,441
For Period Till November 2023
Lessee, Lease, Description [Line Items]
Lease rent per month	11,108	11,108	11,367
From Period Till November 2024
Lessee, Lease, Description [Line Items]
Lease rent per month	11,367	11,367	$ 11,625
From Period Till Lease Expiration 2024
Lessee, Lease, Description [Line Items]
Lease rent per month	$ 11,625	$ 11,625